Other Income (expenses), Net: Schedule of Other Income (Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(Loss) gain resulting from remeasurement of contingent liability	$ (1,760)	[1]	$ (1,630)	[1]	$ 494,238	[1]
(Loss) gain on sale of investments	(6)	[2]	(2,589)	[2]	155	[2]
Gain on forgiveness of fines and penalties	(47)	[2]		[2]	(1,241)	[2]
Gain on accounts payable with expired legal term	(5,390)	[2]	(5,523)	[2]	(2,571)	[2]
Gain from bargain purchase			7,515
Gain (Loss) on remeasurement of equity interest			(2,044)
Gain (Loss) on currency operations	(6,078)		(6,408)		(3,653)
Other taxes Benefit (Expense)	(6,081)		(5,743)
Other miscellaneous income (expenses), net	1,628		(3,611)		5,705
Total other (expenses) income, net	$ (6,860)		$ (8,987)		$ 500,257

[1]	Refer to Note 3(e).
[2]	See Note 22